UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

January 31, 2013 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $4,638,740,590 and the Fund owned 88.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.1%
Bombardier, Inc., Sr. Notes, 4.25%, 1/15/16(1)	$8,260	$8,549,100
Bombardier, Inc., Sr. Notes, 6.125%, 1/15/23(1)	5,720	5,848,700
GenCorp, Inc., 7.125%, 3/15/21(1)	8,485	8,824,400
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	7,245	8,005,725
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	23,210	25,908,163

		$57,136,088

Automotive & Auto Parts — 2.0%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$5,867	$6,380,362
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	9,892	10,980,120
Chrysler Group, LLC, 8.25%, 6/15/21	15,955	17,789,825
Continental Rubber of America Corp., Sr. Notes, 4.50%, 9/15/19(1)	16,355	16,845,650
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	5,873,588
General Motors Financial Co., Inc., Sr. Notes, 4.75%, 8/15/17(1)	14,565	15,237,757
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	4,760	5,533,500
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	11,245	11,104,437
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	2,450	2,747,063
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	10,276,955

		$102,769,257

Banks & Thrifts — 1.9%
Ally Financial, Inc., Sr. Notes, 0.00%, 6/15/15	$9,580	$8,849,525
Ally Financial, Inc., Sr. Notes, 2.511%, 12/1/14(2)	3,405	3,423,785
Ally Financial, Inc., Sr. Notes, 4.625%, 6/26/15	7,740	8,133,084
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	16,320	17,625,290
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	13,360	14,914,970
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	37,730	47,869,938

		$100,816,592

Broadcasting — 0.5%
AMC Networks, Inc., Sr. Notes, 4.75%, 12/15/22	$5,720	$5,748,600
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	3,920	4,498,200
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	3,385	3,841,975
Starz, LLC/Starz Finance Corp., Sr. Notes, 5.00%, 9/15/19(1)	12,575	13,078,000

		$27,166,775

Building Materials — 2.0%
HD Supply, Inc., Sr. Notes, 7.50%, 7/15/20(1)	$16,655	$16,488,450
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	4,110	4,664,850
HD Supply, Inc., Sr. Notes, 11.50%, 7/15/20(1)	5,645	6,519,975
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,438,950
Interline Brands, Inc., Sr. Notes, 7.50%, 11/15/18	15,250	16,622,500
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	17,150	18,822,125
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21(1)	12,610	14,312,350
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	7,721	8,782,637

Security	Principal Amount (000’s omitted)	Value
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	$8,590	$9,792,600
Rexel SA, Sr. Notes, 6.125%, 12/15/19(1)	4,390	4,719,250

		$104,163,687

Cable/Satellite TV — 3.1%
Cablevision Systems Corp., Sr. Notes, 5.875%, 9/15/22	$10,000	$9,887,500
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	7,985	9,003,088
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 5.25%, 9/30/22	15,205	15,128,975
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 6.50%, 4/30/21	6,490	6,976,750
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	5,965	6,479,481
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	12,875	14,387,812
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	5,005	5,374,119
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	940	1,059,850
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes, 6.375%, 9/15/20(1)	1,175	1,236,688
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21	21,715	24,537,950
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	14,740	16,582,500
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	2,810	3,133,150
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes, 5.50%, 1/15/23(1)	14,420	14,780,500
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	10,970	12,176,700
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	10,550	11,525,875
Virgin Media Finance PLC, Sr. Notes, 4.875%, 2/15/22	10,865	10,892,162

		$163,163,100

Capital Goods — 1.3%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$2,479	$2,489,722
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,279,912
Belden, Inc., Sr. Sub. Notes, 5.50%, 9/1/22(1)	5,470	5,661,450
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16	7,295	8,079,213
General Cable Corp., Sr. Notes, 5.75%, 10/1/22(1)	9,470	10,014,525
Harbinger Group, Inc., Sr. Notes, 7.875%, 7/15/19(1)	5,725	5,911,063
Manitowoc Co., Inc. (The), Sr. Notes, 5.875%, 10/15/22	8,180	8,282,250
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	2,475	2,759,625
Silver II Borrower/Silver II US Holdings, LLC, Sr. Notes, 7.75%, 12/15/20(1)	8,845	9,309,362
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	5,110	5,493,250

		$68,280,372

Chemicals — 3.6%
Celanese US Holdings, LLC, Sr. Notes, 4.625%, 11/15/22	$5,720	$5,934,500
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	3,350	3,764,563
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	2,745	3,019,500
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	6,300	6,819,750
Eagle Spinco, Inc., Sr. Notes, 4.625%, 2/15/21(1)	2,820	2,848,200
Hexion US Finance Corp., Sr. Notes, 6.625%, 4/15/20(1)	11,315	11,201,850
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	19,515	21,442,106
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	2,130	2,356,313
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	3,425	3,562,000
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	35,370	39,172,275
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	20,985	24,395,062
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,022,500
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	2,040,450
Rockwood Specialties Group, Inc., Sr. Notes, 4.625%, 10/15/20	15,785	16,238,819

Security	Principal Amount (000’s omitted)	Value
Taminco Global Chemical Corp., 9.75%, 3/31/20(1)	$2,165	$2,392,325
TPC Group, Inc., Sr. Notes, 8.75%, 12/15/20(1)	5,740	5,811,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Sr. Notes, 8.75%, 2/1/19(1)	11,225	11,140,812
Tronox Finance, LLC, Sr. Notes, 6.375%, 8/15/20(1)	12,265	12,372,319
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Sr. Notes, 7.375%, 5/1/21(1)	8,160	8,435,400

		$188,970,494

Consumer Products — 2.0%
Alphabet Holding Co., Inc., Sr. Notes, 7.75%, 11/1/17(1)(3)	$15,880	$16,475,500
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes, 7.00%, 2/1/21(1)	10,690	11,037,425
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20	3,700	4,000,625
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	18,980	20,261,150
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,561,000
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	4,525	4,870,031
Spectrum Brands Escrow Corp., Sr. Notes, 6.375%, 11/15/20(1)	6,250	6,664,063
Spectrum Brands Escrow Corp., Sr. Notes, 6.625%, 11/15/22(1)	9,095	9,845,337
Spectrum Brands, Inc., Sr. Notes, 6.75%, 3/15/20(1)	7,160	7,768,600
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18	3,905	4,437,056
Tempur-Pedic International, Inc., Sr. Notes, 6.875%, 12/15/20(1)	6,865	7,328,388

		$105,249,175

Containers — 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Notes, 7.00%, 11/15/20(1)	$8,085	$8,165,850
BOE Merger Corp., Sr. Notes, 9.50%, 11/1/17(1)(3)	7,845	8,198,025
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	1,855	2,082,238
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes, 4.50%, 1/15/23(1)	14,285	14,142,150
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	13,555	14,571,625
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	8,085	8,671,162
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	5,025	5,552,625
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	26,195	28,683,525
Sealed Air Corp., Sr. Notes, 6.50%, 12/1/20(1)	5,765	6,399,150
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	11,665	13,443,912

		$109,910,262

Diversified Financial Services — 4.1%
Air Lease Corp., Sr. Notes, 4.50%, 1/15/16	$31,740	$32,374,800
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	5,350	5,804,750
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	15,472	16,400,736
CIT Group, Inc., Sr. Notes, 4.25%, 8/15/17	8,165	8,491,600
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	29,250	30,858,750
CIT Group, Inc., Sr. Notes, 5.00%, 8/15/22	4,005	4,250,290
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	2,775	2,983,125
CIT Group, Inc., Sr. Notes, 5.375%, 5/15/20	1,275	1,389,750
CIT Group, Inc., Sr. Notes, 5.50%, 2/15/19(1)	5,730	6,159,750
E*TRADE Financial Corp., Sr. Notes, 6.00%, 11/15/17	1,645	1,706,688
E*TRADE Financial Corp., Sr. Notes, 6.375%, 11/15/19	5,615	5,853,637
International Lease Finance Corp., Sr. Notes, 5.65%, 6/1/14	11,900	12,509,875
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,992,000
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	16,365	20,088,037
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	9,855	12,565,125
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	5,350	6,326,375

Security	Principal Amount (000’s omitted)	Value
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	$18,665	$19,691,575
Nuveen Investments, Inc., Sr. Notes, 9.50%, 10/15/20(1)	16,010	16,570,350

		$212,017,213

Diversified Media — 2.1%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$9,694	$10,033,290
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	13,835	14,457,575
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes, 6.50%, 11/15/22(1)	6,075	6,439,500
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes, 6.50%, 11/15/22(1)	16,445	17,596,150
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20	2,005	2,085,200
LBI Media, Inc., Sr. Notes, 10.00%, 4/15/19(1)	6,460	6,072,400
LBI Media, Inc., Sr. Sub. Notes, 13.50%, 4/15/20	787	330,540
Logo Merger Sub Corp., Sr. Notes, 8.375%, 10/15/20(1)	10,365	10,624,125
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	9,210	10,177,050
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21	3,450	3,846,750
WMG Acquisition Corp., Sr. Notes, 6.00%, 1/15/21(1)	14,405	15,377,337
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	11,635	13,583,863

		$110,623,780

Energy — 12.0%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Notes, 4.875%, 5/15/23	$14,305	$14,251,356
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	10,050	10,954,500
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	12,560	13,816,000
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	5,490	5,846,850
Atlas Energy Holdings Operating Co., LLC, Sr. Notes, 7.75%, 1/15/21(1)	7,900	7,796,313
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	5,075	5,544,438
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	26,395	27,912,712
Bristow Group, Inc., Sr. Notes, 6.25%, 10/15/22	9,970	10,804,987
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,902,900
Chesapeake Energy Corp., Sr. Notes, 6.125%, 2/15/21	19,260	20,704,500
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	3,875	3,855,625
Concho Resources, Inc., Sr. Notes, 5.50%, 4/1/23	9,190	9,741,400
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	4,730	5,179,350
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	6,143,850
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22	40,545	43,383,150
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	2,290	2,599,150
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes, 6.50%, 11/1/22(1)	15,640	15,835,500
Denbury Resources, Inc., Sr. Sub. Notes, 4.625%, 7/15/23	6,785	6,657,781
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	5,335	5,975,200
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,425,531
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19	18,495	20,113,312
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20	13,545	15,238,125
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 7.75%, 9/1/22	4,120	4,449,600
EPL Oil & Gas, Inc., Sr. Notes, 8.25%, 2/15/18(1)	9,450	9,993,375
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	1,825	1,971,000
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	18,872	19,626,880
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17	2,710	3,025,038
Holly Corp., Sr. Notes, 9.875%, 6/15/17	5,995	6,489,588
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	2,605	2,800,375
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes, 6.00%, 12/15/20(1)	4,585	4,756,938
Kodiak Oil & Gas Corp., Sr. Notes, 5.50%, 1/15/21(1)	2,285	2,304,994
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19	20,655	23,133,600

Security	Principal Amount (000’s omitted)	Value
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22	$13,068	$14,211,450
Laredo Petroleum, Inc., Sr. Notes, 9.50%, 2/15/19	9,050	10,271,750
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	10,980	11,501,550
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	13,000	14,007,500
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	3,365	3,617,375
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	14,595	15,945,037
Offshore Group Investment, Ltd., Sr. Notes, 7.50%, 11/1/19(1)	4,875	5,009,063
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	9,420	10,102,950
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	4,080	4,426,800
Plains Exploration & Production Co., Sr. Notes, 6.875%, 2/15/23	25,210	28,959,987
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	7,945	8,560,738
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	3,450	3,700,125
QEP Resources, Inc., Sr. Notes, 5.25%, 5/1/23	9,620	10,149,100
Range Resources Corp., Sr. Sub. Notes, 5.00%, 8/15/22	4,700	4,958,500
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	5,485	6,047,213
Rockies Express Pipeline, LLC, Sr. Notes, 6.00%, 1/15/19(1)	11,535	11,333,137
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	3,375	3,780,000
Sabine Pass Liquefaction, LLC, Sr. Notes, 5.625%, 2/1/21(1)	16,625	16,708,125
Sabine Pass LNG, LP, Sr. Notes, 6.50%, 11/1/20(1)	12,645	13,024,350
Seadrill, Ltd., Sr. Notes, 5.625%, 9/15/17(1)	9,665	9,834,137
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	11,995	12,894,625
SM Energy Co., Sr. Notes, 6.50%, 1/1/23	8,890	9,512,300
Tesoro Corp., Sr. Notes, 5.375%, 10/1/22	12,645	13,214,025
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	12,707,500
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	1,870	2,000,900
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	2,770	2,908,500
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	21,835	23,581,800

		$627,202,455

Entertainment/Film — 0.7%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$6,845	$7,597,950
Cinemark USA, Inc., Sr. Notes, 5.125%, 12/15/22(1)	1,145	1,165,038
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	2,395	2,664,438
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,588	2,846,800
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22	8,240	8,837,400
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	2,660	2,959,250
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	10,655	11,960,237

		$38,031,113

Environmental — 0.5%
ADS Waste Holdings, Inc., Sr. Notes, 8.25%, 10/1/20(1)	$6,410	$6,890,750
Clean Harbors, Inc., Sr. Notes, 5.125%, 6/1/21(1)	5,400	5,589,000
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20	5,440	5,712,000
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	8,930	9,791,227

		$27,982,977

Food/Beverage/Tobacco — 1.7%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$8,028	$7,673,831
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	17,825	18,582,562
Constellation Brands, Inc., Sr. Notes, 4.625%, 3/1/23	8,190	8,384,513
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	6,770	7,650,100
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	5,685	5,201,775
Land O’Lakes, Inc., Sr. Notes, 6.00%, 11/15/22(1)	5,685	6,097,163

Security	Principal Amount (000’s omitted)	Value
Michael Foods Group, Inc., Sr. Notes, 9.75%, 7/15/18	$9,060	$10,101,900
Michael Foods Holding, Inc., Sr. Notes, 8.50%, 7/15/18(1)(3)	8,655	8,914,650
Post Holdings, Inc., Sr. Notes, 7.375%, 2/15/22	4,660	5,195,900
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	10,790	11,895,975

		$89,698,369

Gaming — 4.2%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(4)(5)(10)	$594	$515,768
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(6)	11,355	3,917,475
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,365	4,901,050
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	3,280	3,263,600
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	25,140	23,128,800
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20	16,260	16,392,112
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	8,315	8,938,625
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes, 9.00%, 2/15/20(1)	9,295	9,504,138
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	922	903,560
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	2,965	3,046,538
MCE Finance, Ltd., Sr. Notes, 5.00%, 2/15/21(1)	7,555	7,542,406
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,326,788
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	13,670	14,182,625
MGM Resorts International, Sr. Notes, 6.625%, 12/15/21	7,900	8,146,875
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	24,755	27,106,725
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	10,945	11,027,087
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	5,923,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	10,140	8,872,500
Studio City Finance, Ltd., Sr. Notes, 8.50%, 12/1/20(1)	29,340	32,457,375
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,590	2,784,250
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	9,455	8,698,600
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	7,121	3,815,935
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., Sr. Notes, 7.75%, 8/15/20	5,810	6,579,825

		$219,976,157

Health Care — 9.2%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$11,860	$12,571,600
Air Medical Group Holdings, Inc., Sr. Notes, 9.25%, 11/1/18	9,999	11,048,895
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,933,750
Amsurg Corp., Sr. Notes, 5.625%, 11/30/20(1)	4,055	4,257,750
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	7,136	7,385,760
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	13,890	14,636,587
CDRT Holding Corp., Sr. Notes, 9.25%, 10/1/17(1)(3)	9,830	10,198,625
Community Health Systems, Inc., Sr. Notes, 5.125%, 8/15/18	6,860	7,237,300
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	13,450	14,542,812
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,210	21,419,150
DaVita HealthCare Partners, Inc., Sr. Notes, 5.75%, 8/15/22	24,230	25,562,650
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	7,310	8,168,925
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 6.25%, 10/15/19(1)	11,430	12,287,250
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	4,565	5,021,500
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	4,610	5,036,425
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	12,933	14,193,967
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	1,280	1,408,000
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	6,375	6,932,813
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	5,315	5,833,213
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(1)	3,685	4,219,325
HCA Holdings, Inc., Sr. Notes, 6.25%, 2/15/21	14,365	15,155,075

Security	Principal Amount (000’s omitted)	Value
HCA, Inc., 9.875%, 2/15/17	$6,315	$6,670,219
HCA, Inc., Sr. Notes, 6.25%, 2/15/13	4,500	4,501,404
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	10,650	11,874,750
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	10,400	12,038,000
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	27,285	29,467,800
IMS Health, Inc., Sr. Notes, 6.00%, 11/1/20(1)	9,615	10,047,675
INC Research, LLC., Sr. Notes, 11.50%, 7/15/19(1)	6,435	6,821,100
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	18,765	20,172,375
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	12,245	13,714,400
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	23,885	27,228,900
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	9,735	10,951,875
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	6,490	7,090,325
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	12,520	15,430,900
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	9,675	10,739,250
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,701,000
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	1,925	2,098,250
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20	8,475	9,555,563
Valeant Pharmaceuticals International, Sr. Notes, 6.375%, 10/15/20(1)	12,850	13,299,750
VPI Escrow Corp., Sr. Notes, 6.375%, 10/15/20(1)	16,060	16,742,550
VWR Funding, Inc., Sr. Notes, 7.25%, 9/15/17(1)	20,930	22,264,287
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	9,775	10,605,875

		$481,067,620

Homebuilders/Real Estate — 0.9%
Brookfield Residential Properties, Inc., Sr. Notes, 6.50%, 12/15/20(1)	$9,755	$10,340,300
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	10,555	11,584,113
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	22,340	24,462,300

		$46,386,713

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes, 7.875%, 12/15/20(1)	$8,110	$8,130,275
Hub International, Ltd., Sr. Notes, 8.125%, 10/15/18(1)	8,565	8,907,600
Onex USI Acquisition Corp., Sr. Notes, 7.75%, 1/15/21(1)	15,660	15,425,100

		$32,462,975

Leisure — 1.3%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$9,831	$10,863,255
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	13,727,825
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,279,275
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,628,862
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,474,513
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	5,004,600
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,407,031
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	15,870	16,901,550
Viking Cruises, Ltd., Sr. Notes, 8.50%, 10/15/22(1)	7,740	8,572,050

		$69,858,961

Metals/Mining — 3.2%
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	$5,395	$5,853,575
Eldorado Gold Corp., Sr. Notes, 6.125%, 12/15/20(1)	22,925	24,214,531
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	6,725	7,044,438
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	5,590	6,023,225
IAMGOLD Corp., Sr. Notes, 6.75%, 10/1/20(1)	16,085	15,803,512
Inmet Mining Corp., Sr. Notes, 7.50%, 6/1/21(1)	8,420	9,093,600

Security	Principal Amount (000’s omitted)	Value
Inmet Mining Corp., Sr. Notes, 8.75%, 6/1/20(1)	$5,615	$6,260,725
New Gold, Inc., Sr. Notes, 6.25%, 11/15/22(1)	8,525	9,036,500
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	4,265	4,606,200
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	4,800	5,328,000
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	9,225	10,470,375
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18	3,900	4,104,750
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21	14,665	15,398,250
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	5,250	5,656,875
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	14,078,125
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,919,750
Rain CII Carbon, LLC, Sr. Notes, 8.25%, 1/15/21(1)	4,240	4,473,200
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., Sr. Notes, 7.375%, 2/1/20(1)	2,920	3,044,100
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	4,840	5,142,500

		$164,552,231

Paper — 0.5%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., Sr. Notes, 8.00%, 4/1/20	$1,805	$2,008,063
Boise Paper Holdings, LLC/Boise Finance Co., Sr. Notes, 9.00%, 11/1/17	7,295	7,969,787
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,664,703
Smurfit Kappa Acquisitions, Sr. Notes, 4.875%, 9/15/18(1)	7,090	7,338,150

		$27,980,703

Publishing/Printing — 0.1%
McClatchy Co. (The), Sr. Notes, 9.00%, 12/15/22(1)	$5,735	$6,050,425

		$6,050,425

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$2,635	$2,977,550

		$2,977,550

Restaurants — 0.4%
DineEquity, Inc., Sr. Notes, 9.50%, 10/30/18	$1,575	$1,799,438
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	16,985	19,787,525

		$21,586,963

Services — 5.8%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$3,460	$3,550,860
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19	5,720	6,363,500
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	20,135	23,406,937
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	16,390	17,455,350
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	14,370	11,998,950
FTI Consulting, Inc., Sr. Notes, 6.00%, 11/15/22(1)	6,965	7,365,488
HDTFS, Inc., Sr. Notes, 6.25%, 10/15/22(1)	6,325	6,894,250
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	9,637	10,624,793
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	77,340	84,687,300
Laureate Education, Inc., Sr. Sub Notes, 12.75%, 8/15/17(1)	23,453	25,036,077
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	1,195	1,365,288
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	4,495	5,247,913
ServiceMaster Co., Sr. Notes, 7.00%, 8/15/20(1)	12,265	12,510,300
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	5,145	5,479,425
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	1,938,750
TransUnion Holding Co., Inc., Sr. Notes, 8.125%, 6/15/18(1)(3)	13,085	13,771,962
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18	16,720	17,932,200

Security	Principal Amount (000’s omitted)	Value
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	$12,910	$14,991,737
United Rentals North America, Inc., Sr. Notes, 7.375%, 5/15/20	18,280	20,199,400
United Rentals North America, Inc., Sr. Notes, 7.625%, 4/15/22	11,840	13,260,800

		$304,081,280

Steel — 0.4%
AK Steel Corp., Sr. Notes, 8.75%, 12/1/18(1)	$5,800	$6,314,750
ArcelorMittal, Sr. Notes, 6.75%, 2/25/22	3,775	4,159,371
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	7,020	7,511,400

		$17,985,521

Super Retail — 5.2%
Academy, Ltd./Academy Finance Corp., Sr. Notes, 9.25%, 8/1/19(1)	$12,105	$13,557,600
Claire’s Stores, Inc., Sr. Notes, 9.00%, 3/15/19(1)	15,355	16,890,500
Dufry Finance SCA, Sr. Notes, 5.50%, 10/15/20(1)	9,925	10,421,250
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	28,225	30,765,250
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	5,010	5,410,800
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	26,680	30,481,900
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	12,810	15,820,350
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	17,750	19,502,813
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	2,965	3,102,161
Netflix, Inc., Sr. Notes, 5.375%, 2/1/21(1)	1,695	1,695,000
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes, 8.00%, 6/15/18(1)(3)	19,425	20,129,156
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	8,100	8,707,500
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	18,585	20,164,725
Petco Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	13,955	15,507,494
Petco Holdings, Inc., Sr. Notes, 8.50%, 10/15/17(1)(3)	25,810	26,713,350
Radio Systems Corp., Sr. Notes, 8.375%, 11/1/19(1)	7,690	8,189,850
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	23,795	25,282,187

		$272,341,886

Technology — 3.9%
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	$3,825	$3,672,000
Avaya, Inc., Sr. Notes, 9.00%, 4/1/19(1)	8,595	8,917,313
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	11,345	10,862,838
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(1)	1	489
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	19,309	18,488,146
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,067,513
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	4,540	4,982,650
First Data Corp., Sr. Notes, 6.75%, 11/1/20(1)	18,385	18,982,512
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	13,365	14,133,487
First Data Corp., Sr. Notes, 11.25%, 1/15/21(1)	10,830	10,911,225
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19	21,375	24,260,625
Lender Processing Services, Inc., Sr. Notes, 5.75%, 4/15/23	9,490	10,106,850
NCR Corp., Sr. Notes, 5.00%, 7/15/22(1)	7,585	7,717,738
Nuance Communications, Inc., Sr. Notes, 5.375%, 8/15/20(1)	14,265	14,764,275
NXP BV/NXP Funding, LLC, Sr. Notes, 5.75%, 2/15/21(1)	6,205	6,205,000
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	11,895	13,114,237
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes, 11.125%, 6/1/18	27,095	30,481,875

		$200,668,773

Telecommunications — 5.6%
Crown Castle International Corp., Sr. Notes, 5.25%, 1/15/23(1)	$8,415	$8,867,306

Security	Principal Amount (000’s omitted)	Value
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(1)	$6,915	$7,779,375
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	11,919,800
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,011,812
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,386,781
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	13,025	14,457,750
Inmarsat Finance PLC, Sr. Notes, 7.375%, 12/1/17(1)	4,620	4,989,600
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	10,440	11,223,000
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	24,211	25,693,857
iPCS, Inc., 3.563%, 5/1/14(2)(3)	9,510	9,521,887
SBA Communications Corp., Sr. Notes, 5.625%, 10/1/19(1)	12,625	13,303,594
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	9,585	10,100,194
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	1,771	1,979,093
Sprint Capital Corp., Sr. Notes, 8.75%, 3/15/32	5,050	5,984,250
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	3,355	3,631,788
Sprint Nextel Corp., Sr. Notes, 6.00%, 11/15/22	5,825	5,883,250
Sprint Nextel Corp., Sr. Notes, 7.00%, 8/15/20	31,705	34,479,187
Sprint Nextel Corp., Sr. Notes, 8.375%, 8/15/17	2,000	2,322,500
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	28,115	34,862,600
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17	5,150	6,077,000
Sprint Nextel Corp., Sr. Notes, 9.25%, 4/15/22	2,000	2,430,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	13,820,681
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	16,708	17,619,692
Windstream Corp., Sr. Notes, 6.375%, 8/1/23(1)	6,855	6,906,413
Windstream Corp., Sr. Notes, 7.50%, 6/1/22	6,715	7,302,562
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	13,500	14,816,250
Windstream Corp., Sr. Notes, 8.125%, 9/1/18	2,565	2,827,913

		$293,198,135

Textiles/Apparel — 0.5%
Phillips-Van Heusen Corp., Sr. Notes, 4.50%, 12/15/22	$6,870	$6,870,000
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23(5)	13,090	16,564,361

		$23,434,361

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$7,720	$7,932,300
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,238,400

		$15,170,700

Utilities — 1.6%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	$10,280	$10,896,800
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	20,394	22,229,460
DPL, Inc., Sr. Notes, 7.25%, 10/15/21	9,025	9,769,562
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13(6)	12,200	6,039,000
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes, 6.875%, 8/15/17(1)	3,870	4,160,250
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	7,300	8,212,500
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	11,225	12,740,375
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	843,875
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	12,585	10,005,075

		$84,896,897

Total Corporate Bonds & Notes (identified cost $4,155,675,837)		$4,417,859,560

Senior Floating-Rate Interests — 10.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 6/19/17	$10,300	$10,471,670

		$10,471,670

Automotive & Auto Parts — 0.3%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,058	$6,199,338
Navistar International Corp., Term Loan, 7.00%, Maturing 7/16/14	9,426	9,581,910

		$15,781,248

Cable/Satellite TV — 0.1%
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/17/18	$3,682	$3,731,421

		$3,731,421

Capital Goods — 0.2%
Silver II US Holdings, LLC, Term Loan, 5.00%, Maturing 12/13/19	$10,800	$10,932,300

		$10,932,300

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$8,933	$9,122,280
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	10,719	10,980,243
PL Propylene LLC, Term Loan, 7.00%, Maturing 3/27/17	6,670	6,836,340

		$26,938,863

Consumer Products — 0.8%
Revlon Consumer Products Corporation, Term Loan, 4.75%, Maturing 11/17/17	$12,939	$13,068,756
Serta Simmons Holdings, LLC, Term Loan, 5.00%, Maturing 10/1/19	20,000	20,279,160
Spectrum Brands, Inc., Term Loan, 4.50%, Maturing 12/17/19	7,500	7,593,285

		$40,941,201

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$11,300	$11,554,250

		$11,554,250

Energy — 0.5%
Everest Acquisition LLC, Term Loan, 5.00%, Maturing 5/24/18	$17,500	$17,729,687
Samson Investment Co., Term Loan - Second Lien, 6.00%, Maturing 9/25/18	10,000	10,137,500

		$27,867,187

Environmental — 0.4%
ADS Waste Holdings, Inc., Term Loan, 5.25%, Maturing 10/9/19	$20,700	$20,932,875

		$20,932,875

Food/Beverage/Tobacco — 0.2%
Del Monte Foods Company, Term Loan, 4.50%, Maturing 3/8/18	$11,409	$11,485,255

		$11,485,255

Gaming — 0.4%
Peninsula Gaming LLC, Term Loan, 5.75%, Maturing 11/20/17	$20,300	$20,655,250

		$20,655,250

Health Care — 1.6%
Air Medical Group Holdings, Inc., Term Loan, 6.50%, Maturing 6/30/18	$4,000	$4,085,000
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	13,056	13,208,657
Hologic Inc., Term Loan, 4.50%, Maturing 8/1/19	7,960	8,080,108

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IMS Health Inc., Term Loan, 4.50%, Maturing 8/25/17	$4,987	$5,026,760
Multiplan, Inc., Term Loan, 4.75%, Maturing 8/26/17	14,522	14,621,929
Patheon, Inc., Term Loan, 7.25%, Maturing 12/6/18	4,988	5,068,547
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	23,900	24,268,466
Valeant Pharmaceuticals International, Inc., Term Loan, 4.25%, Maturing 12/11/19	7,500	7,618,125

		$81,977,592

Leisure — 0.3%
Regent Seven Seas Cruises, Inc., Term Loan, 6.25%, Maturing 12/21/18	$15,721	$15,917,513

		$15,917,513

Metals/Mining — 0.8%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$38,747	$39,338,596

		$39,338,596

Services — 0.6%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$13,200	$13,513,500
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	15,280	12,732,980
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	3,000	2,608,749

		$28,855,229

Super Retail — 1.0%
David’s Bridal, Inc., Term Loan, 5.00%, Maturing 10/11/19	$9,000	$9,115,317
Neiman Marcus Group, Inc. (The), Term Loan, 4.75%, Maturing 5/16/18	21,000	21,154,875
Party City Holdings Inc., Term Loan, 5.75%, Maturing 7/26/19	21,047	21,336,650

		$51,606,842

Technology — 0.3%
Alcatel-Lucent, Term Loan, Maturing 7/29/16(8)	$2,000	$2,028,334
Alcatel-Lucent, Term Loan, Maturing 1/31/19(8)	5,900	5,981,125
First Data Corporation, Term Loan, 2.95%, Maturing 9/24/14	250	250,822
First Data Corporation, Term Loan, 2.95%, Maturing 9/24/14	300	300,485
First Data Corporation, Term Loan, 2.95%, Maturing 9/24/14	501	503,035
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	7,500	7,736,250

		$16,800,051

Telecommunications — 1.7%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$5,619	$5,684,304
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	18,000	18,231,714
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	6,441	6,646,583
Intelsat Jackson Holdings S.A., Term Loan, 4.50%, Maturing 4/2/18	11,970	12,149,550
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	48,150,353

		$90,862,504

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 5.30%, Maturing 8/31/16	$1,774	$1,699,328
CEVA Group PLC, Term Loan, 5.30%, Maturing 8/31/16	3,890	3,725,599
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	1,991	1,906,923

		$7,331,850

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 3.74%, Maturing 10/10/14	$11,010	$8,314,062

		$8,314,062

Total Senior Floating-Rate Interests (identified cost $531,181,499)		$542,295,759

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Ford Motor Co., 4.25%, 11/15/16	$7,820	$12,536,437

		$12,536,437

Services — 0.0%(9)
Mood Media Corp., 10.00%, 10/31/15(5)(10)	$42	$43,512

		$43,512

Total Convertible Bonds (identified cost $13,515,888)		$12,579,949

Common Stocks — 0.3%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(5)(10)(11)	6,997	$12,350,964

		$12,350,964

Consumer Products — 0.0%(9)
HF Holdings, Inc.(5)(10)(11)	3,400	$39,644

		$39,644

Energy — 0.0%(9)
SemGroup Corp.(11)	26,457	$1,141,884

		$1,141,884

Gaming — 0.0%(9)
Greektown Superholdings, Inc.(11)	1,365	$95,550

		$95,550

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$3,855,248

		$3,855,248

Total Common Stocks (identified cost $5,562,086)		$17,483,290

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$4,601,389

		$4,601,389

Total Convertible Preferred Stocks (identified cost $5,149,064)		$4,601,389

Preferred Stocks — 0.2%

Security	Shares	Value
Banks & Thrifts — 0.2%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	452,465	$12,067,242

		$12,067,242

Total Preferred Stocks (identified cost $11,410,043)		$12,067,242

Miscellaneous — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(11)	10,260,000	$76,950
Adelphia, Inc., Escrow Certificate(11)	5,085,000	38,138
Adelphia Recovery Trust(5)(11)	14,818,854	0

		$115,088

Energy — 0.0%(9)
SemGroup Corp., Escrow Certificate(11)	10,225,000	$460,125

		$460,125

Gaming — 0.2%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(10)(11)	8,520	$1,544,250
PGP Investors, LLC, Membership Interests(5)(10)(11)	17,143	6,000,001

		$7,544,251

Health Care — 0.0%(9)
US Oncology, Inc., Escrow Certificate(11)	4,050,000	$101,250

		$101,250

Total Miscellaneous (identified cost $19,769,703)		$8,220,714

Warrants — 0.0%(9)

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(11)	27,849	$515,206

		$515,206

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)	5,575	$167,251

		$167,251

Security	Shares	Value
Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(10)(11)	33,105	$0

		$0

Total Warrants (identified cost $278)		$682,457

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$139,545	$139,545,151

Total Short-Term Investments (identified cost $139,545,151)		$139,545,151

Total Investments — 98.6% (identified cost $4,881,809,549)		$5,155,335,511

Other Assets, Less Liabilities — 1.4%		$70,934,468

Net Assets — 100.0%		$5,226,269,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $1,998,306,979 or 38.2% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2013.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(9)	Amount is less than 0.05%.

(10)	Restricted security.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $68,112.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,898,021,199

Gross unrealized appreciation	$306,229,565
Gross unrealized depreciation	(48,915,253)

Net unrealized appreciation	$257,314,312

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	594,340	$508,160	$515,768

Total Corporate Bonds & Notes			$508,160	$515,768

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$42,000	$0	$43,512

Total Convertible Bonds			$0	$43,512

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$39,644
Panolam Holdings Co.	12/30/09	6,997	3,844,852	12,350,964

Total Common Stocks			$4,027,465	$12,390,608

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$1,544,250
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$7,544,251

Warrants
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0	0

Total Warrants			$0	$0

Total Restricted Securities			$10,684,725	$20,494,139

A summary of open financial instruments at January 31, 2013 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$230,809	$81,425	$312,234
Bank of America NA	Ford Motor Co.	Baa3/BB+	5,000	5.00	(1)	3/20/17	734,362	(127,614)	606,748
Citibank NA	Meritor, Inc.	B3/B-	8,255	5.00	(1)	6/20/15	176,467	265,111	441,578
Credit Suisse International	Ford Motor Co.	Baa3/BB+	4,000	5.00	(1)	12/20/16	565,496	(6,263)	559,233
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	529,382	(124,826)	404,556
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	529,382	(223,400)	305,982
Deutsche Bank	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	1,116,856	(310,500)	806,356
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	529,382	(144,567)	384,815
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	1,116,856	(230,015)	886,841
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	1,700	5.00	(1)	6/20/15	36,341	66,907	103,248

Total			$ 50,305				$ 5,565,333	$ (753,742)	$ 4,811,591

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,305,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $5,565,333.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,396,963,496	$20,896,064	$4,417,859,560
Senior Floating-Rate Interests	—	542,295,759	—	542,295,759
Convertible Bonds	—	12,536,437	43,512	12,579,949
Common Stocks	4,997,132	95,550	12,390,608	17,483,290
Convertible Preferred Stocks	4,601,389	—	—	4,601,389
Preferred Stocks	12,067,242	—	—	12,067,242
Miscellaneous	—	2,220,713	6,000,001	8,220,714
Warrants	—	682,457	0	682,457
Short-Term Investments	—	139,545,151	—	139,545,151
Total Investments	$21,665,763	$5,094,339,563	$39,330,185	$5,155,335,511
Credit Default Swaps	$—	$5,565,333	$—	$5,565,333
Total	$21,665,763	$5,099,904,896	$39,330,185	$5,160,900,844

*	None of the unoberservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013